Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies
Schedule of Expected Future Minimum Lease Payments
Service and manufacturing
$
Less than 1 year	1,600
1 - 3 years	11
4 - 5 years	5
More than 5 years	5
Total	1,621